Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 7 - ALLOWANCE FOR LOAN LOSSES

The following represents a summary of the activity in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Balance at beginning of year	$4,955	$4,433	$3,287
Provision charged to operations	775	1,675	3,000
Loans charged-off	(1,786)	(1,309)	(2,021)
Recoveries of loans charged-off	834	156	167

Balance at end of year	$4,778	$4,955	$4,433

The following presents the balances and activity in the allowance for loan losses by portfolio segment for the period ended December 31, 2011:

			Non	-
		Residential		residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
				(Dollars in thousands)

Balance at December 31, 2010	$542	$1,857		$2,049	$347	$85	$75	$4,955
Provision charged to expense	(74)	720		256	(168)	14	27	775
Losses charged off	(56)	(746)		(903)	-	(38)	(43)	(1,786)
Recoveries	203	74		524	-	23	10	834

Balance at December 31, 2011	$615	$1,905		$1,926	$179	$84	$69	$4,778